Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended					12 Months Ended					1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Jan. 31, 2014 Subsequent Event Segment	Dec. 31, 2013 Order Backlog	Dec. 31, 2013 Continuing Operations	Dec. 31, 2012 Continuing Operations	Dec. 31, 2013 Discontinuing Operations	Dec. 31, 2012 Discontinuing Operations	Dec. 31, 2012 Acquired	Dec. 31, 2013 Identity Management Segment	Dec. 31, 2013 Identity Management Sold Segment	Dec. 31, 2013 Hirsch Segment
Goodwill And Intangible Assets Disclosure [Line Items]
Gross amount of goodwill	$ 72,400,000		$ 72,400,000			$ 72,400,000	$ 72,400,000
Accumulated goodwill impairment	54,300,000		27,100,000			54,300,000	27,100,000
Goodwill of discontinued operations	1,310,000		20,606,000			1,310,000	20,606,000
Goodwill written off related to divested businesses						7,966,000												7,966,000
Adjusted goodwill in connection with its acquisitions							300,000
Goodwill	8,991,000		24,664,000			8,991,000	24,664,000	59,044,000									13,000,000
Number of operating units						6					4							4	2	2
Impairment of goodwill	4,700,000	22,600,000		900,000	23,900,000	27,300	24,800,000
Impairment of goodwill						15,572,000	17,027,000						15,600,000		11,700,000
Goodwill impaired accumulated impairment loss during year			700,000	5,000,000	21,400,000		27,100,000							17,000,000		10,100,000
Intangible assets related to discontinued operations			206,000				206,000
Impairment of long-lived assets						178,000	13,410,000					200,000		13,400,000
Indefinite lived intangible assets, impairment												10,200,000
Percentage of discount rate			50.00%				50.00%		16.00%	20.00%
Impairment of long-lived assets, discontinued operation																$ 11,400,000